Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net Income	$ 1,096	$ 52,667	$ 89,093
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity earnings from unconsolidated subsidiaries	(5,647)	(2,901)
Gain on purchases of notes payable			(82,666)
Gain on sale of option to purchase notes payable		(12,501)
Gain on sale of aircraft	(9,137)	(13,449)
Depreciation	95,718	84,032	83,650
Aircraft impairment	7,500
Amortization of debt issuance and extinguishment costs	7,471	8,788	7,251
Amortization of lease incentives	6,856	5,095	4,315
Amortization of debt purchase option		947	6,053
Amortization of lease discounts/premiums and other items	1,307	366	(1,349)
Amortization of GAAM acquisition date fair market value adjustments	5,838
Share-based compensation	4,768	3,720
Deferred income taxes	2,562	9,069	24,198
Unrealized gain on derivative instruments	(1,489)	(303)	(257)
Professional fees paid by Babcock & Brown		2,180
Maintenance payment liability relieved	(3,911)	(14,197)
Changes in operating assets and liabilities:
Rent receivables	120	(60)	(829)
Other assets	(1,913)		3,499
Payable to related parties	1,781	(8,178)	5,378
Accounts payable and accrued liabilities	2,415	963	(2,948)
Rentals received in advance	(2,923)	212	180
Other liabilities	(2,135)	(1,225)	2,801
Net cash flows provided by operating activities	110,277	115,225	138,369
Cash Flows from Investing Activities
Investment in unconsolidated subsidiaries	(28,054)	(8,750)
Distributions from unconsolidated subsidiaries	26,951	916
Purchase of GAAM Portfolio, net of cash assumed	(113,623)
Purchase of additional flight equipment	(52,128)	(41,659)
Proceeds from sale of aircraft	126,913	100,911
Lessor contribution to maintenance	(11,312)	(4,068)	(7,107)
Net cash flows (used in) provided by investing activities	(51,253)	47,350	(7,107)
Cash Flows from Financing Activities
Restricted cash and cash equivalents	(21,712)	(25,694)	(25,583)
Security deposits received	3,567	5,186	6,552
Security deposits returned	(3,703)	(4,089)	(6,741)
Maintenance payment liability receipts	53,515	44,398	38,208
Maintenance payment liability disbursements	(14,544)	(6,143)	(8,510)
Debt issuance costs	(801)	(221)	(204)
Option to purchase notes payable			(7,000)
Proceeds from sale of option to purchase notes payable		12,501
Proceeds from secured borrowings	46,596	35,442	30,837
Repayment of secured borrowings	(204,867)	(98,551)	(2,905)
Notes payable purchases			(82,976)
Proceeds from sale of notes payable	33,765
Proceeds from termination of interest rate swap contract	1,398	745
Shares repurchased	(13,142)	(35,487)	(9,066)
Dividends	(20,738)	(22,407)	(24,665)
Dividend equivalents	(360)	(120)
Net cash flows used in financing activities	(141,026)	(94,440)	(92,053)
Net (decrease) increase in cash	(82,002)	68,135	39,209
Cash at beginning of period	164,107	95,972	56,763
Cash at end of period	82,105	164,107	95,972
Cash paid during the period for:
Interest	74,804	65,688	73,420
Taxes	1,381	1,193	32
Noncash Activities:
Security deposits netted against end of lease payments		2,280
Maintenance payment liabilities and claims netted against end of lease payments		436
Rent received netted against sales price from sale of flight equipment		319
Security deposits netted against sales price from sale of flight equipment	1,700	791
Maintenance payment liabilities and claims netted against sales price from sale of flight equipment	8,006	5,411
Security deposit applied to rent receivables		769	1,050
Maintenance payment claim applied to rent receivables		1,416
Withholding taxes netted against distributions received from BBAM LP	1,264	1,080
Debt issuance costs netted with proceeds from secured borrowings	1,402	2,267	1,453
Capital contribution from Babcock & Brown		4,509
Acquisition of GAAM Portfolio (see Note 1 for the associated noncash activities)	$ 0	$ 0	$ 0